Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net Income[4]	Company- Selected Measure (Adjusted Net Income)[5]
					Total Shareholder Return[3]	Peer Group Total Shareholder Return[3]
2025	$5,275,200	$4,984,082	$2,762,600	$2,561,560	$265.05	$ 48.43	$82,951,000	$122,568,916
2024	$4,237,352	$4,043,787	$2,353,736	$2,321,302	$163.55	$ 36.48	$58,167,000	$88,047,834
2023	$6,063,247	$6,980,272	$2,883,778	$3,038,370	$162.27	$ 76.99	$60,935,000	$93,933,283
2022	$3,976,333	$4,550,392	$1,709,517	$2,022,908	$128.30	$130.43	$27,697,000	$41,730,719
2021	$2,225,200	$1,741,294	$1,524,027	$1,200,406	$126.05	$124.48	$52,364,000	$74,510,182

[1] Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and using the probable achievement level of the performance goals as of the end of the year. The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Rizvi is included as the CEO for each year. Note that the CEO’s 2022 TSR Award was valued for the purpose of the Summary Compensation Table based on the probable outcome of the applicable performance conditions as of the date of grant.

CEO
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Change in Fair Value of Stock Awards	CAP
2025	$5,275,200	$(1,250,000)	$ 958,882	$4,984,082
2024	$4,237,352	$(990,538)	$ 796,973	$4,043,787
2023	$6,063,247	$(2,617,799)	$3,534,824	$6,980,272
2022	$3,976,333	$(2,292,721)	$2,866,780	$4,550,392
2021	$2,225,200	$(666,667)	$ 182,761	$1,741,294

CEO: Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	-	$ 905,127	$ 53,755	-	-	$ 958,882
2024	$ 965,985	$ (286,720)	$117,708	-	-	$ 796,973
2023	$2,422,681	$1,092,874	$ 19,269	-	-	$3,534,824
2022	$2,884,479	$ (19,154)	$ 1,455	-	-	$2,866,780
2021	$ 43,968	$ 96,935	$ 41,858	-	-	$ 182,761

[2] CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards	Average CAP
2025	$2,762,600	$ (625,000)	$ 423,960	$2,561,560
2024	$2,353,736	$ (522,784)	$ 490,350	$2,321,302
2023	$2,883,778	$(947,992)	$1,102,584	$3,038,370
2022	$1,709,517	$(703,589)	$1,016,980	$2,022,908
2021	$1,524,027	$(436,276)	$ 112,655	$1,200,406

Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	-	$369,801	$54,159	-	-	$ 423,960
2024	$ 509,818	$(68,211)	$48,743	-	-	$ 490,350
2023	$ 761,266	$328,859	$12,459	-	-	$1,102,584
2022	$1,027,894	$(11,812)	$ 898	-	-	$1,016,980
2021	$ 27,094	$ 59,403	$26,158	-	-	$ 112,655

[3] The Company’s total shareholder return (“Company TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Common Stock during the period commencing on January 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance. Peer group total shareholder return (“Peer Group TSR”) represents the cumulative investment return of an initial fixed $100 investment in a peer group comprised of Alto Ingredients, Inc. and Green Plains, Inc. (with the returns weighted according to respective market capitalization at the beginning of each period for which the return is indicated) during the period commencing on January 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.

[4] Reflects net income, as reported in our Form 10-K for the applicable year.

[5] The following is a list of the most important financial performance measures used by the Compensation Committee to link CAP to Company performance for the most recently completed fiscal year.

●	Adjusted Net Income
●	Net Income
●	Total Shareholder Return

Of the goals listed above, we consider Adjusted Net Income to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore include it as the Company-Selected Measure in the table above. For the definition of Adjusted Net Income, please see page 10 of this proxy statement.

Company Selected Measure Name	[1]	Adjusted Net Income
Named Executive Officers, Footnote		The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.
Peer Group Issuers, Footnote		The Company’s total shareholder return (“Company TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Common Stock during the period commencing on January 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance. Peer group total shareholder return (“Peer Group TSR”) represents the cumulative investment return of an initial fixed $100 investment in a peer group comprised of Alto Ingredients, Inc. and Green Plains, Inc. (with the returns weighted according to respective market capitalization at the beginning of each period for which the return is indicated) during the period commencing on January 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.
PEO Total Compensation Amount		$ 5,275,200	$ 4,237,352	$ 6,063,247	$ 3,976,333	$ 2,225,200
PEO Actually Paid Compensation Amount	[2]	$ 4,984,082	4,043,787	6,980,272	4,550,392	1,741,294
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and using the probable achievement level of the performance goals as of the end of the year. The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Rizvi is included as the CEO for each year. Note that the CEO’s 2022 TSR Award was valued for the purpose of the Summary Compensation Table based on the probable outcome of the applicable performance conditions as of the date of grant.
CEO
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Change in Fair Value of Stock Awards	CAP
2025	$5,275,200	$(1,250,000)	$ 958,882	$4,984,082
2024	$4,237,352	$(990,538)	$ 796,973	$4,043,787
2023	$6,063,247	$(2,617,799)	$3,534,824	$6,980,272
2022	$3,976,333	$(2,292,721)	$2,866,780	$4,550,392
2021	$2,225,200	$(666,667)	$ 182,761	$1,741,294
CEO: Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	-	$ 905,127	$ 53,755	-	-	$ 958,882
2024	$ 965,985	$ (286,720)	$117,708	-	-	$ 796,973
2023	$2,422,681	$1,092,874	$ 19,269	-	-	$3,534,824
2022	$2,884,479	$ (19,154)	$ 1,455	-	-	$2,866,780
2021	$ 43,968	$ 96,935	$ 41,858	-	-	$ 182,761

Non-PEO NEO Average Total Compensation Amount		$ 2,762,600	2,353,736	2,883,778	1,709,517	1,524,027
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 2,561,560	2,321,302	3,038,370	2,022,908	1,200,406
Adjustment to Non-PEO NEO Compensation Footnote	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.
Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards	Average CAP
2025	$2,762,600	$ (625,000)	$ 423,960	$2,561,560
2024	$2,353,736	$ (522,784)	$ 490,350	$2,321,302
2023	$2,883,778	$(947,992)	$1,102,584	$3,038,370
2022	$1,709,517	$(703,589)	$1,016,980	$2,022,908
2021	$1,524,027	$(436,276)	$ 112,655	$1,200,406
Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	-	$369,801	$54,159	-	-	$ 423,960
2024	$ 509,818	$(68,211)	$48,743	-	-	$ 490,350
2023	$ 761,266	$328,859	$12,459	-	-	$1,102,584
2022	$1,027,894	$(11,812)	$ 898	-	-	$1,016,980
2021	$ 27,094	$ 59,403	$26,158	-	-	$ 112,655

Compensation Actually Paid vs. Total Shareholder Return

CAP, Company TSR and Peer Group TSR

The graphs below illustrates the relationship between the CAP to our CEO and the other named executive officers, Company TSR and Peer Group TSR during the period covered by the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income

CAP and Net Income

The graph below illustrates the relationship between the CAP to our CEO and the other named executive officers and the Company’s net income during the period covered by the Pay versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure

CAP and Adjusted Net Income

The graph below illustrates the relationship between the CAP to our CEO and the other named executive officers and the Company’s Adjusted Net Income during the period covered by the Pay versus Performance Table.

Total Shareholder Return Vs Peer Group

CAP, Company TSR and Peer Group TSR

The graphs below illustrates the relationship between the CAP to our CEO and the other named executive officers, Company TSR and Peer Group TSR during the period covered by the Pay versus Performance Table.

Tabular List, Table	The following is a list of the most important financial performance measures used by the Compensation Committee to link CAP to Company performance for the most recently completed fiscal year.
●	Adjusted Net Income
●	Net Income
●	Total Shareholder Return

Of the goals listed above, we consider Adjusted Net Income to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore include it as the Company-Selected Measure in the table above. For the definition of Adjusted Net Income, please see page 10 of this proxy statement.

Total Shareholder Return Amount	[4]	$ 265.05	163.55	162.27	128.3	126.05
Peer Group Total Shareholder Return Amount	[4]	48.43	36.48	76.99	130.43	124.48
Net Income (Loss)	[5]	$ 82,951,000	$ 58,167,000	$ 60,935,000	$ 27,697,000	$ 52,364,000
Company Selected Measure Amount	[1]	122,568,916	88,047,834	93,933,283	41,730,719	74,510,182
PEO Name		Mr. Rizvi	Mr. Rizvi	Mr. Rizvi	Mr. Rizvi	Mr. Rizvi
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,250,000)	$ (990,538)	$ (2,617,799)	$ (2,292,721)	$ (666,667)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		958,882	796,973	3,534,824	2,866,780	182,761
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			965,985	2,422,681	2,884,479	43,968
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		905,127	(286,720)	1,092,874	(19,154)	96,935
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		53,755	117,708	19,269	1,455	41,858
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(625,000)	(522,784)	(947,992)	(703,589)	(436,276)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		423,960	490,350	1,102,584	1,016,980	112,655
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			509,818	761,266	1,027,894	27,094
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		369,801	(68,211)	328,859	(11,812)	59,403
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		54,159	48,743	12,459	898	26,158
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The following is a list of the most important financial performance measures used by the Compensation Committee to link CAP to Company performance for the most recently completed fiscal year.
●	Adjusted Net Income
●	Net Income
●	Total Shareholder Return

Of the goals listed above, we consider Adjusted Net Income to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore include it as the Company-Selected Measure in the table above. For the definition of Adjusted Net Income, please see page 10 of this proxy statement.

[2]	Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, and (ii) adding the change in fair value of stock awards for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and using the probable achievement level of the performance goals as of the end of the year. The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Rizvi is included as the CEO for each year. Note that the CEO’s 2022 TSR Award was valued for the purpose of the Summary Compensation Table based on the probable outcome of the applicable performance conditions as of the date of grant.
CEO
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Change in Fair Value of Stock Awards	CAP
2025	$5,275,200	$(1,250,000)	$ 958,882	$4,984,082
2024	$4,237,352	$(990,538)	$ 796,973	$4,043,787
2023	$6,063,247	$(2,617,799)	$3,534,824	$6,980,272
2022	$3,976,333	$(2,292,721)	$2,866,780	$4,550,392
2021	$2,225,200	$(666,667)	$ 182,761	$1,741,294
CEO: Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	-	$ 905,127	$ 53,755	-	-	$ 958,882
2024	$ 965,985	$ (286,720)	$117,708	-	-	$ 796,973
2023	$2,422,681	$1,092,874	$ 19,269	-	-	$3,534,824
2022	$2,884,479	$ (19,154)	$ 1,455	-	-	$2,866,780
2021	$ 43,968	$ 96,935	$ 41,858	-	-	$ 182,761

[3]	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year were Messrs. Bruggeman and Rose.
Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards	Average CAP
2025	$2,762,600	$ (625,000)	$ 423,960	$2,561,560
2024	$2,353,736	$ (522,784)	$ 490,350	$2,321,302
2023	$2,883,778	$(947,992)	$1,102,584	$3,038,370
2022	$1,709,517	$(703,589)	$1,016,980	$2,022,908
2021	$1,524,027	$(436,276)	$ 112,655	$1,200,406
Other Named Executive Officers: Average Change in Fair Value of Stock Awards
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	-	$369,801	$54,159	-	-	$ 423,960
2024	$ 509,818	$(68,211)	$48,743	-	-	$ 490,350
2023	$ 761,266	$328,859	$12,459	-	-	$1,102,584
2022	$1,027,894	$(11,812)	$ 898	-	-	$1,016,980
2021	$ 27,094	$ 59,403	$26,158	-	-	$ 112,655

[4]	The Company’s total shareholder return (“Company TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Common Stock during the period commencing on January 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance. Peer group total shareholder return (“Peer Group TSR”) represents the cumulative investment return of an initial fixed $100 investment in a peer group comprised of Alto Ingredients, Inc. and Green Plains, Inc. (with the returns weighted according to respective market capitalization at the beginning of each period for which the return is indicated) during the period commencing on January 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.
[5]	Reflects net income, as reported in our Form 10-K for the applicable year.